Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Oct. 18, 2024	Oct. 08, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000	50,000,000
Common stock, shares, issued	35,490,000	32,500,000
Common stock, shares, outstanding	35,490,000	32,500,000			32,500,000